RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

8. RELATED PARTY TRANSACTIONS AND BALANCES

Fund advance to   related parties:

	Relationship	As of December 31,
	with	2022	2023	2023
	the Group	HK$	HK$	US$
Chan Wai Ho	Chairman	38,066	—	—
Chen Sze Hon Johnson	Chief Executive Officer	58,634	—	—
Total		96,700	—	—

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.	RELATED PARTY TRANSACTIONS AND BALANCES (cont.)

Balances represented the funds advanced to the Chairman and Chief Executive Officer (“CEO”), who are also the directors of the Company. The balance is unsecured and interest-free.

In March 2023, the related parties repaid all the outstanding balances of HK$96,700 (US$12,380) to the Group.